UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-00524

BNY Mellon Investment Funds III

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 10/31

Date of reporting period: 10/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Equity Income Fund

BNY Mellon International Bond Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Global Equity Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class A – DEQAX

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.24%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 21.18%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	14.22%	6.64%	7.45%
without Sales Charge	21.18%	7.91%	8.09%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6175AR1024

BNY Mellon Global Equity Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class C – DEQCX

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.00%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 20.29%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	19.29%	**	7.08%	7.29%
without Deferred Sales Charge	20.29%		7.08%	7.29%
FTSE World Index	33.62%		12.17%	10.00%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6176AR1024

BNY Mellon Global Equity Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class I – DQEIX

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.96%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 21.54%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	21.54%	8.17%	8.38%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6177AR1024

BNY Mellon Global Equity Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class Y – DEQYX

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.92%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 21.52%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	21.52%	8.22%	8.45%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0367AR1024

BNY Mellon International Bond Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class A – DIBAX

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$108	1.03%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 10.24%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.”

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	5.26%	-3.56%	-1.42%
without Sales Charge	10.24%	-2.66%	-0.97%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6091AR1024

BNY Mellon International Bond Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class C – DIBCX

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.94%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 9.23%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	8.23%	**	-3.44%	-1.65%
without Deferred Sales Charge	9.23%		-3.44%	-1.65%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%		-2.87%	-0.85%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6093AR1024

BNY Mellon International Bond Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class I – DIBRX

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.84%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 10.45%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	10.45%	-2.39%	-0.61%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6094AR1024

BNY Mellon International Bond Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class Y – DIBYX

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.74%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 10.58%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	10.58%	-2.30%	-0.52%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0368AR1024

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $84,500 in 2023 and $86,400 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $11,500 in 2023 and $11,900 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Global Equity Income Fund

ANNUAL FINANCIALS AND OTHER INFORMATION October 31, 2024

Class	Ticker
A	DEQAX
C	DEQCX
I	DQEIX
Y	DEQYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Global Equity Income Fund

Statement of Investments

October 31, 2024

Description	Shares		Value ($)
Common Stocks - 97.7%
Brazil - 1.6%
B3 SA - Brasil Bolsa Balcao	1,909,104		3,510,487
Canada - 1.4%
Restaurant Brands International, Inc.	43,769		3,044,134
China - 1.4%
NARI Technology Co. Ltd., Cl. A	870,400		3,175,734
France - 8.5%
Compagnie de Saint-Gobain SA	41,911		3,803,438
Publicis Groupe SA	34,649		3,694,559
Sanofi SA	66,497		7,016,094
Veolia Environnement SA	134,757		4,269,167
			18,783,258
Germany - 5.3%
DHL Group	113,789		4,570,955
Muenchener Rueckversicherungs-Gesellschaft AG	6,308		3,231,907
Siemens AG	20,489		3,977,265
			11,780,127
Hong Kong - 3.8%
AIA Group Ltd.	600,400		4,777,502
Hong Kong Exchanges & Clearing Ltd.	89,200		3,564,200
			8,341,702
India - 1.5%
Infosys Ltd., ADR	157,773	[a]	3,299,033
Indonesia - 1.6%
Bank Mandiri Persero TBK PT	3,872,500		1,651,393
Bank Rakyat Indonesia Persero TBK PT	6,204,400		1,896,273
			3,547,666
Ireland - 2.2%
Medtronic PLC	54,573		4,870,640
Italy - 1.4%
Enel SpA	416,731		3,160,797
Mexico - 1.4%
Wal-Mart de Mexico SAB de CV	1,118,572		3,088,588
Netherlands - 2.7%
ING Groep NV	130,895		2,221,903
Stellantis NV	270,857		3,731,663
			5,953,566
Peru - 1.5%
Credicorp Ltd.	17,974		3,309,553
Spain - 2.1%
Industria de Diseno Textil SA	83,833		4,777,105
Switzerland - 1.5%
Novartis AG	31,312		3,397,442
Taiwan - 1.0%
ASE Technology Holding Co. Ltd.	485,000		2,324,604
United Kingdom - 11.2%
Anglo American PLC	105,701		3,307,208
AstraZeneca PLC	28,358		4,031,711

3

Statement of Investments (continued)

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
United Kingdom - 11.2% (continued)
BAE Systems PLC		181,946		2,933,969
Diageo PLC		111,096		3,463,944
DS Smith PLC		243,657		1,720,279
GSK PLC		217,470		3,972,918
Shell PLC		130,766		4,349,952
Smiths Group PLC		50,356		999,317
				24,779,298
United States - 47.6%
Bristol-Myers Squibb Co.		56,943		3,175,711
Cisco Systems, Inc.		123,221		6,748,814
CME Group, Inc.		31,482		7,094,784
Dominion Energy, Inc.		76,558		4,557,498
Exelon Corp.		116,043		4,560,490
Expand Energy Corp.		41,829	[a]	3,543,753
First Horizon Corp.		176,149		3,052,662
Gilead Sciences, Inc.		54,723		4,860,497
International Game Technology PLC		69,680		1,415,898
International Paper Co.		64,271		3,569,611
Johnson Controls International PLC		60,649		4,582,032
JPMorgan Chase & Co.		14,891		3,304,611
Kenvue, Inc.		191,203		4,384,285
MetLife, Inc.		40,605		3,184,244
Molson Coors Beverage Co., Cl. B		70,670		3,849,395
Omnicom Group, Inc.		45,669		4,612,569
Paychex, Inc.		29,711	[a]	4,139,634
PepsiCo, Inc.		31,004		5,149,144
Phillips 66		27,931		3,402,554
Starbucks Corp.		47,869		4,676,801
Sysco Corp.		56,621		4,243,744
Texas Instruments, Inc.		13,690		2,781,260
The Allstate Corp.		23,792		4,437,684
The Estee Lauder Companies, Inc., Cl. A		37,546		2,588,421
The Goldman Sachs Group, Inc.		7,881		4,080,703
The Kraft Heinz Company		105,843		3,541,507
				105,538,306
Total Common Stocks (cost $185,212,034)				216,682,040
	Preferred Dividend Yield (%)
Preferred Stocks - 1.8%
South Korea - 1.8%
Samsung Electronics Co. Ltd. (cost $3,791,846)	3.39	114,978		3,979,912
Total Investments (cost $189,003,880)		99.5%		220,661,952
Cash and Receivables (Net)		.5%		1,116,746
Net Assets		100.0%		221,778,698

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $7,682,500 and the value of the collateral was $8,063,431, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

See notes to financial statements.

4

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	5,056,622	102,493,882	(107,550,504)	-	176,336
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	3,751,927	85,851,134	(89,603,061)	-	16,096	††
Total - .0%	8,808,549	188,345,016	(197,153,565)	-	192,432

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,682,500) —Note 1(c):	189,003,880	220,661,952
Cash denominated in foreign currency	265,916	255,774
Tax reclaim receivable—Note 1(b)		1,022,327
Dividends and securities lending income receivable		233,529
Receivable for shares of Beneficial Interest subscribed		98,108
Prepaid expenses		49,092
		222,320,782
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		183,190
Cash overdraft due to Custodian		245,670
Payable for shares of Beneficial Interest redeemed		11,719
Trustees’ fees and expenses payable		5,493
Other accrued expenses		96,012
		542,084
Net Assets ($)		221,778,698
Composition of Net Assets ($):
Paid-in capital		173,726,462
Total distributable earnings (loss)		48,052,236
Net Assets ($)		221,778,698

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	54,619,277	6,643,386	155,063,333	5,452,702
Shares Outstanding	3,859,413	445,284	11,825,145	416,122
Net Asset Value Per Share ($)	14.15	14.92	13.11	13.10

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $563,649 foreign taxes withheld at source):
Unaffiliated issuers	9,184,280
Affiliated issuers	176,336
Income from securities lending—Note 1(c)	16,096
Total Income	9,376,712
Expenses:
Management fee—Note 3(a)	2,047,112
Shareholder servicing costs—Note 3(c)	329,152
Professional fees	130,878
Registration fees	68,968
Custodian fees—Note 3(c)	67,344
Distribution fees—Note 3(b)	65,987
Prospectus and shareholders’ reports	31,750
Trustees’ fees and expenses—Note 3(d)	31,434
Chief Compliance Officer fees—Note 3(c)	22,418
Interest expense—Note 2	17,253
Loan commitment fees—Note 2	5,785
Miscellaneous	41,790
Total Expenses	2,859,871
Less—reduction in fees due to earnings credits—Note 3(c)	(1,531)
Net Expenses	2,858,340
Net Investment Income	6,518,372
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	21,981,568
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	26,351,220
Net Realized and Unrealized Gain (Loss) on Investments	48,332,788
Net Increase in Net Assets Resulting from Operations	54,851,160

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	6,518,372	9,344,002
Net realized gain (loss) on investments	21,981,568	20,155,641
Net change in unrealized appreciation (depreciation) on investments	26,351,220	(7,308,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,851,160	22,191,628
Distributions ($):
Distributions to shareholders:
Class A	(4,077,865)	(6,289,172)
Class C	(643,561)	(1,507,041)
Class I	(20,900,317)	(35,786,288)
Class Y	(197,767)	(31,402)
Total Distributions	(25,819,510)	(43,613,903)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,961,053	10,814,797
Class C	341,959	1,098,580
Class I	37,154,400	98,080,046
Class Y	4,228,162	1,305,241
Distributions reinvested:
Class A	3,266,664	4,976,411
Class C	585,924	1,307,842
Class I	17,860,686	31,182,104
Class Y	114,547	31,236
Cost of shares redeemed:
Class A	(13,649,801)	(12,351,641)
Class C	(5,659,539)	(5,099,790)
Class I	(182,129,319)	(113,306,838)
Class Y	(654,255)	(86,119)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(128,579,519)	17,951,869
Total Increase (Decrease) in Net Assets	(99,547,869)	(3,470,406)
Net Assets ($):
Beginning of Period	321,326,567	324,796,973
End of Period	221,778,698	321,326,567
Capital Share Transactions (Shares):
Class Aa
Shares sold	737,194	802,979
Shares issued for distributions reinvested	249,604	383,752
Shares redeemed	(1,008,591)	(911,608)
Net Increase (Decrease) in Shares Outstanding	(21,793)	275,123
Class Ca
Shares sold	24,368	78,377
Shares issued for distributions reinvested	42,736	96,370
Shares redeemed	(396,511)	(363,823)
Net Increase (Decrease) in Shares Outstanding	(329,407)	(189,076)
Class I
Shares sold	2,997,821	7,847,233
Shares issued for distributions reinvested	1,474,543	2,576,385
Shares redeemed	(14,764,815)	(8,943,016)
Net Increase (Decrease) in Shares Outstanding	(10,292,451)	1,480,602
Class Y
Shares sold	339,025	107,428
Shares issued for distributions reinvested	9,238	2,584
Shares redeemed	(51,119)	(6,925)
Net Increase (Decrease) in Shares Outstanding	297,144	103,087

[a]	During the period ended October 31, 2024, 2,547 Class C shares representing $38,984 were automatically converted to 2,687 Class A shares.
See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.64	13.51	16.25	12.40	13.99
Investment Operations:
Net investment income[a]	.30	.35	.26	.28	.26
Net realized and unrealized gain (loss) on investments	2.27	.53	(1.25)	3.84	(1.45)
Total from Investment Operations	2.57	.88	(.99)	4.12	(1.19)
Distributions:
Dividends from net investment income	(.33)	(.33)	(.25)	(.27)	(.27)
Dividends from net realized gain on investments	(.73)	(1.42)	(1.50)	-	(.13)
Total Distributions	(1.06)	(1.75)	(1.75)	(.27)	(.40)
Net asset value, end of period	14.15	12.64	13.51	16.25	12.40
Total Return (%)[b]	21.18	6.45	(6.84)	33.36	(8.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24	1.19	1.17	1.18	1.19
Ratio of net expenses to average net assets	1.24	1.19	1.17	1.18	1.19
Ratio of net investment income to average net assets	2.23	2.59	1.79	1.77	1.95
Portfolio Turnover Rate	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	54,619	49,055	48,725	55,804	44,269

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.26	14.09	16.86	12.85	14.47
Investment Operations:
Net investment income[a]	.21	.26	.15	.15	.17
Net realized and unrealized gain (loss) on investments	2.39	.55	(1.29)	4.00	(1.51)
Total from Investment Operations	2.60	.81	(1.14)	4.15	(1.34)
Distributions:
Dividends from net investment income	(.21)	(.22)	(.13)	(.14)	(.15)
Dividends from net realized gain on investments	(.73)	(1.42)	(1.50)	-	(.13)
Total Distributions	(.94)	(1.64)	(1.63)	(.14)	(.28)
Net asset value, end of period	14.92	13.26	14.09	16.86	12.85
Total Return (%)[b]	20.29	5.59	(7.54)	32.34	(9.42)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00	1.96	1.94	1.95	1.94
Ratio of net expenses to average net assets	2.00	1.96	1.94	1.95	1.94
Ratio of net investment income to average net assets	1.50	1.82	1.02	.97	1.21
Portfolio Turnover Rate	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	6,643	10,274	13,578	18,165	24,255

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

10

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.78	12.71	15.39	11.76	13.30
Investment Operations:
Net investment income[a]	.31	.36	.28	.30	.28
Net realized and unrealized gain (loss) on investments	2.12	.50	(1.17)	3.64	(1.39)
Total from Investment Operations	2.43	.86	(.89)	3.94	(1.11)
Distributions:
Dividends from net investment income	(.37)	(.37)	(.29)	(.31)	(.30)
Dividends from net realized gain on investments	(.73)	(1.42)	(1.50)	-	(.13)
Total Distributions	(1.10)	(1.79)	(1.79)	(.31)	(.43)
Net asset value, end of period	13.11	11.78	12.71	15.39	11.76
Total Return (%)	21.54	6.68	(6.56)	33.67	(8.53)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.94	.92	.93	.94
Ratio of net expenses to average net assets	.96	.93	.92	.93	.94
Ratio of net investment income to average net assets	2.46	2.86	2.05	2.02	2.22
Portfolio Turnover Rate	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	155,063	260,597	262,292	234,242	190,883

a Based on average shares outstanding.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.78	12.70	15.39	11.75	13.29
Investment Operations:
Net investment income[a]	.34	.26	.24	.30	.32
Net realized and unrealized gain (loss) on investments	2.08	.61	(1.14)	3.65	(1.42)
Total from Investment Operations	2.42	.87	(.90)	3.95	(1.10)
Distributions:
Dividends from net investment income	(.37)	(.37)	(.29)	(.31)	(.31)
Dividends from net realized gain on investments	(.73)	(1.42)	(1.50)	-	(.13)
Total Distributions	(1.10)	(1.79)	(1.79)	(.31)	(.44)
Net asset value, end of period	13.10	11.78	12.70	15.39	11.75
Total Return (%)	21.52	6.81	(6.59)	33.79	(8.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	.85	.92	.85
Ratio of net expenses to average net assets	.92	.91	.85	.92	.85
Ratio of net investment income to average net assets	2.71	2.67	1.96	2.03	2.48
Portfolio Turnover Rate	52.55	60.96	52.78	26.61	18.42
Net Assets, end of period ($ x 1,000)	5,453	1,401	202	42	27

a Based on average shares outstanding.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

13

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	126,660,741	90,021,299	††	-	216,682,040
Equity Securities - Preferred Stocks	-	3,979,912	††	-	3,979,912

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

14

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $2,194 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	7,682,500		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	7,682,500		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,682,500)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

15

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,532,907, undistributed capital gains $15,887,442 and unrealized appreciation $29,631,887.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $9,740,301 and $10,506,548, and long-term capital gains $16,079,209 and $33,107,355, respectively.

During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $2,343,435 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended October 31, 2024, the fund was charged $17,253 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $269,945 with a related weighted average annualized interest rate of 6.39%. As of October 31, 2024, the fund held no outstanding loan balanced from either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

16

During the period ended October 31, 2024, the Distributor retained $3,707 from commissions earned on sales of the fund’s Class A shares and $349 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $65,987 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $133,299 and $21,996, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $9,777 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,531.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $67,344 pursuant to the custody agreement.

During the period ended October 31, 2024, the fund was charged $22,418 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $144,786, Distribution Plan fees of $4,347, Shareholder Services Plan fees of $13,360, Custodian fees of $17,362, Chief Compliance Officer fees of $1,700 and Transfer Agent fees of $1,635.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended October 31, 2024, amounted to $140,435,318 and $281,982,494, respectively.

At October 31, 2024, the cost of investments for federal income tax purposes was $191,025,199; accordingly, accumulated net unrealized appreciation on investments was $29,636,753, consisting of $37,755,873 gross unrealized appreciation and $8,119,120 gross unrealized depreciation.

17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of BNY Mellon Global Equity Income Fund and Board of Trustees of BNY Mellon Investment Funds III:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Equity Income Fund (the Fund), a series of BNY Mellon Investment Funds III, including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with thecustodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
December 20, 2024

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $5,587,556 as income sourced from foreign countries for the fiscal year ended October 31, 2024 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $563,649 as taxes paid from foreign countries for the fiscal year ended October 31, 2024 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2025. Also the fund designates the maximum amount allowable, but not less than $9,984,389 as ordinary income dividends paid during the fiscal year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 41.03% of ordinary income dividends paid during the year ended October 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. The fund also hereby reports $0.6396 per share as a long-term capital distributions and $0.0940 per share as a short-term capital gain distribution paid December 15, 2023.

19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

20

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

23

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24

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© 2024 BNY Mellon Securities Corporation Code-6175NCSRAR1024

BNY Mellon International Bond Fund

ANNUAL FINANCIALS AND OTHER INFORMATION October 31, 2024

Class	Ticker
A	DIBAX
C	DIBCX
I	DIBRX
Y	DIBYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon International Bond Fund

Statement of Investments

October 31, 2024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8%
Australia - 3.4%
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	4,126,000		2,030,707
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.25	2/20/2036	637,000		380,512
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	4.50	8/22/2035	275,000	[b]	168,892
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	1.75	7/20/2034	575,000	[b]	278,750
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	635,000		300,825
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	2,791,000		1,720,013
					4,879,699
Austria - 1.7%
Austria, Sr. Unscd. Bonds	EUR	2.90	2/20/2034	1,275,000	[b]	1,390,775
Raiffeisen Bank International AG, Sr. Notes	EUR	4.63	8/21/2029	100,000		111,306
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	900,000		939,889
					2,441,970
Belgium - 1.0%
Belgium, Sr. Unscd. Notes, Ser. 98	EUR	3.30	6/22/2054	775,000	[b]	810,536
FLUVIUS System Operator CV, Gtd. Notes	EUR	3.88	5/9/2033	500,000		555,478
					1,366,014
Bermuda - .5%
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A		1.68	2/20/2046	759,667	[b]	685,517
Brazil - .8%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2035	7,829,000		1,156,392
Canada - 2.3%
Alimentation Couche-Tard, Inc., Gtd. Notes	EUR	3.65	5/12/2031	171,000	[b]	184,428
Alimentation Couche-Tard, Inc., Sr. Unscd. Notes	EUR	4.01	2/12/2036	197,000	[b]	212,747
Canada, Bonds	CAD	1.75	12/1/2053	2,375,000		1,218,349
Canada, Bonds	CAD	3.25	9/1/2028	400,000		289,835
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	212,523	[b]	150,270
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	1,107,000	[b]	813,615
GFL Environmental, Inc., Sr. Scd. Notes		6.75	1/15/2031	400,000	[b]	412,347
					3,281,591
Cayman Islands - .9%
Octagon 61 Ltd. CLO, Ser. 2023-2A, Cl. A, (3 Month TSFR +1.85%)		6.47	4/20/2036	539,672	[b,c]	542,356
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A, (3 Month TSFR +1.90%)		6.56	7/15/2036	600,000	[b,c]	602,921
Southern Water Services Finance Ltd., Sr. Scd. Notes	GBP	3.00	5/28/2037	158,000		136,373
					1,281,650
China - 6.8%
China, Bonds	CNY	2.60	9/1/2032	28,550,000		4,154,254
China, Bonds	CNY	3.73	5/25/2070	15,700,000		3,048,219
China, Bonds	CNY	3.81	9/14/2050	13,600,000		2,440,479
					9,642,952

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
Colombia - .9%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	4,775,000,000		1,218,030
Czech Republic - .2%
Czech Republic, Sr. Unscd. Bonds, Ser. 103	CZK	2.00	10/13/2033	9,500,000		346,055
Denmark - .2%
Denmark, Bonds	DKK	4.50	11/15/2039	1,500,000		275,644
Finland - .4%
Finland, Sr. Unscd. Bonds, Ser. 10Y	EUR	3.00	9/15/2033	500,000	[b]	551,684
France - 5.3%
France, Bonds, Ser. 31Y	EUR	3.00	5/25/2054	250,000	[b]	242,699
France, Bonds, Ser. OAT	EUR	2.75	2/25/2029	325,000	[b]	354,103
France, Bonds, Ser. OAT	EUR	3.00	5/25/2033	3,025,000	[b]	3,286,689
France, Bonds, Ser. OAT	EUR	3.25	5/25/2055	950,000	[b]	963,972
France, Bonds, Ser. OAT	EUR	4.00	10/25/2038	560,000	[b]	656,329
Kering SA, Sr. Unscd. Notes	EUR	3.38	3/11/2032	300,000		322,240
Kering SA, Sr. Unscd. Notes	EUR	3.63	9/5/2031	800,000		876,884
Suez SACA, Sr. Unscd. Notes	EUR	2.38	5/24/2030	700,000		716,718
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	100,000		117,681
					7,537,315
Germany - 2.2%
Amprion GmbH, Sr. Unscd. Notes	EUR	0.63	9/23/2033	200,000		169,690
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	1,100,000		1,235,236
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.38	3/3/2034	400,000	[d]	374,318
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.63	8/16/2033	266,000		260,393
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.88	5/24/2030	495,000		511,747
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	2.75	3/19/2029	166,000		181,448
Eurogrid GmbH, Gtd. Notes	EUR	3.72	4/27/2030	300,000		331,943
					3,064,775
Greece - .3%
Eurobank Ergasias Services and Holdings SA, Sub. Notes	EUR	6.25	4/25/2034	120,000		137,497
Hellenic Republic, Sr. Unscd. Notes	EUR	4.38	7/18/2038	247,000	[b]	288,432
					425,929
Hungary - .1%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	44,000,000		83,877
Indonesia - .5%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	10,580,000,000		705,345
Ireland - 1.0%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	525,000		565,427
Linde PLC, Sr. Unscd. Notes	EUR	3.20	2/14/2031	800,000		873,147
					1,438,574
Israel - .2%
Israel, Sr. Unscd. Notes, Ser. 10Y		5.50	3/12/2034	242,000	[d]	236,978
Italy - 3.7%
Autostrade per l'Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	416,000		462,313
Eni SpA, Sr. Unscd. Notes		5.50	5/15/2034	200,000	[b]	201,200
Eni SpA, Sr. Unscd. Notes		5.95	5/15/2054	442,000	[b]	439,417
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	2,375,000		2,775,256

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 96.8% (continued)
Italy - 3.7% (continued)
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y	EUR	2.45	9/1/2050	1,785,000	[b] 1,451,294
					5,329,480
Japan - 6.5%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	249,250,000	1,571,785
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	427,800,000	2,556,658
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	165,000,000	730,727
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	122,050,000	579,117
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	486,000,000	3,202,572
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	132,100,000	571,466
					9,212,325
Jersey - 1.0%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	290,000	368,324
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1, (3 Month TSFR +1.77%)		6.43	7/15/2036	545,000	[b,c] 546,373
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. A, (3 Month TSFR +1.80%)		6.46	7/15/2036	575,000	[b,c] 577,340
					1,492,037
Malaysia - .9%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	5,100,000	1,226,614
Netherlands - 2.5%
Athora Netherlands NV, Sub. Notes	EUR	5.38	8/31/2032	774,000	851,754
BNI Finance BV, Gtd. Notes	EUR	3.88	12/1/2030	167,000	187,357
JDE Peet's NV, Sr. Unscd. Notes	EUR	4.13	1/23/2030	164,000	183,428
JDE Peet's NV, Sr. Unscd. Notes	EUR	4.50	1/23/2034	304,000	345,333
Netherlands, Bonds	EUR	2.50	7/15/2034	1,350,000	[b] 1,450,922
Sartorius Finance BV, Gtd. Notes	EUR	4.50	9/14/2032	500,000	570,269
					3,589,063
New Zealand - 3.6%
New Zealand, Unscd. Bonds, Ser. 433	NZD	3.50	4/14/2033	4,345,000	2,432,622
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	3,640,000	1,854,204
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	1,340,000	787,063
					5,073,889
Peru - .8%
Peru, Sr. Unscd. Bonds	PEN	7.30	8/12/2033	4,340,000	[b] 1,196,709
Poland - .4%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	1,375,000	345,922
Poland, Sr. Unscd. Notes		5.50	3/18/2054	158,000	152,726
					498,648
Romania - .5%
Romania, Bonds, Ser. 10Y	RON	7.20	10/30/2033	1,200,000	268,952
Romania, Sr. Unscd. Notes	EUR	5.25	5/30/2032	469,000	[b] 509,785
					778,737
Singapore - .5%
Singapore, Bonds	SGD	3.38	9/1/2033	875,000	691,440
South Korea - 5.1%
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	7,979,700,000	6,242,469
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	1,415,000,000	1,056,978
					7,299,447

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
Spain - 7.3%
Banco de Credito Social Cooperativo SA, Sub. Notes	EUR	5.25	11/27/2031	800,000		875,748
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	9/15/2032	700,000		677,685
Cellnex Telecom SA, Sr. Unscd. Notes	EUR	1.75	10/23/2030	500,000		494,456
Spain, Sr. Unscd. Bonds	EUR	0.70	4/30/2032	4,350,000	[b]	4,053,639
Spain, Sr. Unscd. Bonds	EUR	3.25	4/30/2034	75,000	[b]	82,884
Spain, Sr. Unscd. Notes	EUR	3.45	10/31/2034	3,780,000	[b]	4,235,499
					10,419,911
Supranational - 1.0%
Aptiv PLC/Aptiv Global Financing Ltd., Gtd. Bonds	EUR	4.25	6/11/2036	300,000		325,679
European Union, Sr. Unscd. Bonds	EUR	3.00	3/4/2053	1,026,401		1,042,973
					1,368,652
Sweden - .1%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	1,875,000		177,707
Switzerland - 1.1%
Switzerland, Bonds	CHF	0.50	6/27/2032	1,390,000		1,625,152
United Kingdom - 11.4%
BAE Systems PLC, Sr. Unscd. Notes		5.30	3/26/2034	388,000	[b]	392,644
Brass No. 10 PLC, Ser. 10-A, Cl. A1		0.67	4/16/2069	19,618	[b]	19,445
Diageo Finance PLC, Gtd. Notes	EUR	2.50	3/27/2032	230,000		239,295
Diageo Finance PLC, Gtd. Notes	EUR	3.13	2/28/2031	113,000		122,677
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.59%)	GBP	5.57	12/16/2067	195,048	[b,c]	251,733
Motability Operations Group PLC, Gtd. Notes	EUR	3.50	7/17/2031	1,310,000		1,427,178
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	770,000		653,903
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	519,000		678,364
Severn Trent Utilities Finance PLC, Gtd. Notes	EUR	4.00	3/5/2034	217,000		238,384
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	108,000		133,881
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO +0.78%)	GBP	5.76	11/20/2063	240,665	[c]	310,997
United Kingdom, Bonds	GBP	1.50	7/31/2053	5,500,000		3,444,714
United Kingdom Gilt, Bonds	GBP	3.25	1/31/2033	1,575,000		1,874,323
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	2,350,000		2,792,833
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	2,350,000		3,046,348
United Utilities Water Finance PLC, Gtd. Notes	EUR	3.75	5/23/2034	583,000		629,323
					16,256,042
United States - 21.7%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1		6.13	5/25/2068	413,882	[b]	414,836
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	343,000		338,028
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2		6.00	8/17/2048	379,000	[b]	384,097
AMSR Trust, Ser. 2019-SFR1, Cl. B		3.02	1/19/2039	525,000	[b]	503,902
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A		5.49	6/20/2029	383,000	[b]	389,795
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A		6.02	2/20/2030	261,000	[b]	270,527
Citigroup, Inc., Sr. Unscd. Notes	EUR	3.75	5/14/2032	530,000		580,316
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1		6.60	7/25/2068	248,202	[b]	250,915
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1		7.16	10/25/2068	459,106	[b]	466,691
Consumers Energy Co., First Mortgage Bonds		4.60	5/30/2029	308,000		307,532

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 21.7% (continued)
CVS Health Corp., Sr. Unscd. Notes		5.70	6/1/2034	598,000	[d]	600,997
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B		5.45	4/20/2048	115,278	[b]	113,031
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2		5.56	11/20/2048	394,000	[b]	394,100
Diamondback Energy, Inc., Gtd. Notes		5.40	4/18/2034	140,000		139,821
Energy Transfer LP, Sr. Unscd. Notes		6.55	12/1/2033	284,000		304,801
Ent Auto Receivables Trust, Ser. 2023-1A, Cl. A3		6.24	1/16/2029	192,000	[b]	194,852
General Motors Financial Co., Inc., Sr. Unscd. Notes	EUR	4.00	7/10/2030	100,000		110,832
General Motors Financial Co., Inc., Sr. Unscd. Notes		5.45	9/6/2034	200,000	[d]	196,938
Honeywell International, Inc., Sr. Unscd. Bonds	EUR	4.13	11/2/2034	614,000		701,647
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2		6.23	4/20/2054	123,114	[b]	126,016
Morgan Stanley, Sr. Unscd. Notes		5.47	1/18/2035	571,000		578,657
Morgan Stanley, Sr. Unscd. Notes		6.63	11/1/2034	236,000		258,827
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A		5.36	9/22/2053	234,973	[b]	227,108
National Grid North America, Inc., Sr. Unscd. Notes	EUR	1.05	1/20/2031	1,001,000		939,900
Public Service Enterprise Group, Inc., Sr. Unscd. Notes		5.45	4/1/2034	110,000		111,302
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A		5.00	9/15/2048	515,000	[b]	507,060
Santander Drive Auto Receivables Trust, Ser. 2021-4, Cl. C		1.26	2/16/2027	41,224		41,160
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	695,000	[b]	578,293
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2		5.90	3/25/2048	150,000	[b]	151,006
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A		5.75	12/20/2050	93,454	[b]	94,363
The Goldman Sachs Group, Inc., Sr. Unscd. Notes		5.85	4/25/2035	194,000		201,084
The Kroger Company, Sr. Unscd. Notes		5.65	9/15/2064	237,000		230,503
TIF Funding III LLC, Ser. 2024-1A, Cl. A		5.48	4/20/2049	546,975	[b]	546,927
Truist Financial Corp., Sr. Unscd. Notes		5.12	1/26/2034	304,000	[d]	298,055
U.S. Treasury Notes		3.50	9/30/2026	300,000		296,367
U.S. Treasury Notes		3.75	8/31/2031	2,975,000	[d,e]	2,891,328
U.S. Treasury Notes		3.88	8/15/2034	4,335,000	[d]	4,194,790
U.S. Treasury Notes		4.63	6/30/2026	3,200,000		3,221,500
U.S. Treasury Notes		4.63	4/30/2029	286,300		291,774
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2		6.32	3/16/2048	583,000	[b]	588,901
Verus Securitization Trust, Ser. 2023-4, Cl. A1		5.81	5/25/2068	235,489	[b]	235,736
Verus Securitization Trust, Ser. 2023-5, Cl. A1		6.48	6/25/2068	254,565	[b]	257,115
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	283,000		268,995
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	380,000	[b]	361,195
WEA Finance LLC, Gtd. Notes		4.13	9/20/2028	93,000	[b]	89,042
WEA Finance LLC, Gtd. Notes		4.63	9/20/2048	111,000	[b,d]	88,302
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes		4.75	9/17/2044	856,000	[b]	695,302

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.8% (continued)
United States - 21.7% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	EUR	3.90	7/22/2032	300,000		330,465
Wells Fargo & Co., Sr. Unscd. Notes		5.56	7/25/2034	630,000		640,878
Federal Home Loan Mortgage Corp.:
5.00%, 10/1/2054				636,000	[f]	621,420
5.50%, 7/1/2054				943,808	[f]	943,965
Federal National Mortgage Association:
5.00%, 12/1/2052-10/1/2054				1,548,169	[f]	1,511,609
5.50%, 9/1/2054-10/1/2054				1,873,116	[f]	1,869,886
					30,952,489
Total Bonds and Notes (cost $138,991,557)				137,808,333
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1%
Call Options - .1%
Canadian Dollar, Contracts N/A, Citigroup Global Markets, Inc.		1.38	11/14/2024	1,006,000		10,609
Canadian Dollar Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	AUD	0.95	11/14/2024	1,065,000		40
Chinese Yuan, Contracts N/A, Goldman Sachs & Co. LLC		7.16	11/4/2024	735,000		2,451
Chinese Yuan, Contracts N/A, Morgan Stanley & Co. LLC		7.19	11/4/2024	725,000		1,491
Euro, Contracts N/A, BNP Paribas Corp.		1.08	11/4/2024	571,000		1,282
New Zealand Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	AUD	1.13	12/9/2024	855,000		278
South Korean Won, Contracts N/A, HSBC Securities (USA), Inc.		1,335	11/4/2024	739,000		22,307
South Korean Won, Contracts N/A, Merrill Lynch, Pierce, Fenner & Smith, Inc.		1,351	11/4/2024	572,000		11,379
Swaption Payer Markit CDX North America Investment Grade Index Series 43, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 15,450,000, Goldman Sachs & Co. LLC		0.50	12/18/2024	15,450,000	[g]	7,226
Swiss Franc Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	EUR	0.96	11/14/2024	920,000		67
					57,130
Put Options - .0%
Canadian Dollar, Contracts N/A, Citigroup Global Markets, Inc.		1.38	11/14/2024	1,006,000		2,265
Canadian Dollar Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	AUD	0.92	11/14/2024	1,065,000		7,125
New Zealand Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	AUD	1.10	12/9/2024	855,000		3,322
Swaption Receiver Markit iTraxx Europe Index Series 42, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 13,700,000, BNP Paribas Corp.	EUR	0.63	11/20/2024	13,700,000	[g]	12,977

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a] Value ($)
Options Purchased - .1% (continued)
Put Options - .0% (continued)
Swiss Franc Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	EUR	0.91	11/14/2024	920,000	101
					25,790
Total Options Purchased (cost $90,106)				82,920
Description	1-Day Yield (%)			Shares	Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $535,448)		4.95		535,448	[h] 535,448

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,319,861)		4.95		1,319,861	[h] 1,319,861
Total Investments (cost $140,936,972)				98.2%	139,746,562
Cash and Receivables (Net)				1.8%	2,570,313
Net Assets				100.0%	142,316,875

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SEK—Swedish Krona

SGD—Singapore Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $35,935,058 or 25.25% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $7,346,984 and the value of the collateral was $7,594,030, consisting of cash collateral of $1,319,861 and U.S. Government & Agency securities valued at $6,274,169. In addition, the value of collateral may include pending sales that are also on loan.

e Partialy held by a broker as collateral for open over-the-counter derivative contracts.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Exercise price is referenced as basis points.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	871,267	145,014,478	(145,350,297)	535,448	139,659
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	2,114,857	80,246,528	(81,041,524)	1,319,861	7,796	††
Total - 1.3%	2,986,124	225,261,006	(226,391,821)	1,855,309	147,455

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro-Bobl	107	12/6/2024	13,846,050[a]	13,751,390	(94,660)
Euro-Buxl 30 Year Bonds	11	12/6/2024	1,621,925[a]	1,583,720	(38,205)
Euro-Schatz	177	12/6/2024	20,532,596[a]	20,512,333	(20,263)
Long Gilt	2	12/27/2024	246,038[a]	242,520	(3,518)
U.S. Treasury Long Bonds	19	12/19/2024	2,362,441	2,241,406	(121,035)
U.S. Treasury Ultra Long Notes	59	12/19/2024	6,756,895	6,711,250	(45,645)
Futures Short
Australian 10 Year Bonds	41	12/16/2024	3,143,316[a]	3,017,801	125,515
Canadian 10 Year Bonds	75	12/18/2024	6,671,149[a]	6,571,085	100,064
Euro-BTP Italian Government Bonds	2	12/6/2024	266,388[a]	260,081	6,307
Euro-Bund	45	12/6/2024	6,573,822[a]	6,451,445	122,377
Euro-OAT	35	12/6/2024	4,807,688[a]	4,745,962	61,726
Japanese 10 Year Bonds	16	12/13/2024	15,239,462[a]	15,183,888	55,574
U.S. Treasury 2 Year Notes	34	12/31/2024	7,062,492	7,002,141	60,351
U.S. Treasury 5 Year Notes	61	12/31/2024	6,629,414	6,541,297	88,117
U.S. Treasury Ultra Long Bonds	67	12/19/2024	8,691,322	8,416,875	274,447
Gross Unrealized Appreciation				894,478
Gross Unrealized Depreciation				(323,326)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Call Options:
Canadian Dollar Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	0.94	11/14/2024	1,065,000	AUD	(238)
Chinese Yuan, Contracts N/A, Morgan Stanley & Co. LLC	7.30	11/4/2024	1,450,000		(313)
Chinese Yuan, Contracts N/A, Goldman Sachs & Co. LLC	7.30	11/4/2024	1,470,000		(317)
Euro, Contracts N/A, BNP Paribas Corp.	1.07	11/4/2024	827,950		(394)
Japanese Yen Cross Currency, Contracts N/A, Morgan Stanley & Co. LLC	175.20	11/4/2024	633,000	CHF	(4,877)
New Zealand Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	1.12	12/9/2024	855,000	AUD	(1,005)
South Korean Won, Contracts N/A, Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,335	11/4/2024	286,000		(8,633)
South Korean Won, Contracts N/A, HSBC Securities (USA), Inc.	1,351	11/4/2024	1,478,000		(29,401)
Swiss Franc Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	0.94	11/14/2024	920,000	EUR	(4,974)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 43, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 15,450,000, Goldman Sachs & Co. LLC	0.63	12/18/2024	15,450,000	[b]	(13,844)
Swaption Payer Markit iTraxx Europe Index Series 42, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2029, Contracts 27,400,000, BNP Paribas Corp.	0.73	11/20/2024	27,400,000	[b] EUR	(10,650)
Canadian Dollar Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	0.91	11/14/2024	1,065,000	AUD	(2,696)
Japanese Yen Cross Currency, Contracts N/A, Morgan Stanley & Co. LLC	166.19	11/4/2024	633,000	CHF	-
New Zealand Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	1.09	12/9/2024	855,000	AUD	(1,296)
Swiss Franc Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	0.94	11/14/2024	920,000	EUR	(4,673)
Total Options Written (premiums received $95,632)					(83,311)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Polish Zloty	853,000	United States Dollar	220,222	11/8/2024	(7,169)

Statement of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc. (continued)
United States Dollar	73,358	British Pound	56,000	11/8/2024	1,150
Romanian Leu	3,143,000	United States Dollar	693,331	11/8/2024	(6,226)
British Pound	810,000	United States Dollar	1,079,225	11/8/2024	(34,783)
United States Dollar	167,239	Malaysian Ringgit	696,000	11/8/2024	8,222
Hong Kong Dollar	245,000	United States Dollar	31,531	11/8/2024	(10)
Canadian Dollar	595,000	United States Dollar	428,405	12/6/2024	(565)
United States Dollar	179,347	Hungarian Forint	65,927,000	12/6/2024	3,999
United States Dollar	117,622	Euro	109,000	11/8/2024	(988)
Swiss Franc	2,232	United States Dollar	2,580	11/4/2024	6
United States Dollar	94,353	British Pound	72,000	11/8/2024	1,514
New Zealand Dollar	355,000	United States Dollar	215,471	12/6/2024	(3,226)
United States Dollar	84,283	British Pound	65,000	11/8/2024	470
United States Dollar	93,331	Euro	85,000	11/8/2024	837
Japanese Yen	116,308,000	United States Dollar	810,062	11/8/2024	(43,785)
United States Dollar	2,590	Swiss Franc	2,232	12/6/2024	(6)
Colombian Peso	1,178,390,000	United States Dollar	279,005	11/8/2024	(13,004)
BNP Paribas Corp.
United States Dollar	295,810	Euro	273,000	11/8/2024	(1,259)
United States Dollar	842,399	New Zealand Dollar	1,353,000	11/8/2024	33,666
United States Dollar	94,805	Swiss Franc	80,000	11/8/2024	2,073
United States Dollar	887,730	Canadian Dollar	1,226,000	12/6/2024	6,164
Chinese Yuan Renminbi	123,084,000	United States Dollar	17,382,437	11/8/2024	(87,869)
United States Dollar	1,826,783	Norwegian Krone	19,817,000	12/6/2024	24,914
Swedish Krona	4,881,000	United States Dollar	462,540	12/6/2024	(3,567)
United States Dollar	692,146	Swedish Krona	7,163,943	12/6/2024	18,502
Swiss Franc	272,000	United States Dollar	314,816	12/6/2024	1,425
United States Dollar	3,142,176	New Zealand Dollar	5,160,000	12/6/2024	57,155
Mexican Peso	15,438,000	United States Dollar	781,210	11/8/2024	(10,894)
British Pound	953,000	United States Dollar	1,235,222	12/6/2024	(6,452)
United States Dollar	3,005,966	British Pound	2,302,363	12/6/2024	37,367
Citigroup Global Markets, Inc.
United States Dollar	643,713	Canadian Dollar	886,000	12/6/2024	6,627
United States Dollar	2,945,561	Euro	2,698,311	12/6/2024	6,022
United States Dollar	1,207,915	Chinese Yuan Renminbi	8,540,000	11/8/2024	6,887
Swiss Franc	248,000	United States Dollar	287,945	12/6/2024	393
United States Dollar	288,308	Taiwan Dollar	9,205,000	12/6/2024	16
United States Dollar	179,164	Swedish Krona	1,891,000	12/6/2024	1,348
Czech Koruna	882,000	United States Dollar	38,648	11/8/2024	(752)
Australian Dollar	1,728,000	United States Dollar	1,136,649	12/6/2024	967
United States Dollar	45,320	Euro	41,000	11/8/2024	705
British Pound	82,000	United States Dollar	106,443	11/8/2024	(709)
South African Rand	5,006,000	United States Dollar	281,233	12/6/2024	1,835
Goldman Sachs & Co. LLC
Chinese Yuan Renminbi	389,000	United States Dollar	55,615	11/8/2024	(956)
Euro	390,000	United States Dollar	423,565	11/8/2024	819
United States Dollar	216,576	Polish Zloty	853,000	12/6/2024	3,725
United States Dollar	194,780	Swedish Krona	2,028,000	12/6/2024	4,082

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	251,751	Chilean Peso	226,055,000	11/8/2024	16,640
United States Dollar	55,906	South African Rand	968,000	11/8/2024	1,041
United States Dollar	412,514	Swiss Franc	354,000	12/6/2024	935
United States Dollar	283,857	South African Rand	5,006,000	12/6/2024	789
Swedish Krona	2,244,000	United States Dollar	217,353	11/8/2024	(6,658)
United States Dollar	27,949	Swedish Krona	286,000	11/8/2024	1,096
United States Dollar	834,307	Chinese Yuan Renminbi	5,921,000	12/6/2024	877
British Pound	303,000	United States Dollar	393,299	12/6/2024	(2,620)
Romanian Leu	529,000	United States Dollar	116,524	11/8/2024	(877)
United States Dollar	1,010,185	Romanian Leu	4,540,000	11/8/2024	17,676
United States Dollar	1,407,213	Australian Dollar	2,035,000	11/8/2024	67,838
British Pound	68,000	United States Dollar	88,505	11/8/2024	(823)
United States Dollar	287,006	Canadian Dollar	395,000	12/6/2024	2,978
Euro	427,000	United States Dollar	461,256	12/6/2024	3,918
HSBC Securities (USA), Inc.
United States Dollar	289,760	Czech Koruna	6,697,000	12/6/2024	1,825
Canadian Dollar	1,405,436	Euro	930,000	11/4/2024	(2,265)
Norwegian Krone	2,367,000	United States Dollar	223,409	11/8/2024	(8,216)
United States Dollar	133,849	Indonesian Rupiah	2,081,907,000	12/6/2024	1,340
United States Dollar	1,336,162	Colombian Peso	5,876,306,000	12/6/2024	15,008
Romanian Leu	809,065	United States Dollar	177,731	11/8/2024	(858)
Israeli Shekel	1,171,000	United States Dollar	314,448	11/8/2024	(894)
United States Dollar	1,499,931	British Pound	1,152,000	12/6/2024	14,576
Peruvian Nuevo Sol	3,845,000	United States Dollar	1,030,325	11/8/2024	(11,524)
United States Dollar	2,090,733	Peruvian Nuevo Sol	7,776,000	11/8/2024	30,343
Euro	224,000	United States Dollar	244,194	12/6/2024	(168)
United States Dollar	885,698	Euro	816,000	12/6/2024	(3,252)
Canadian Dollar	395,000	United States Dollar	286,807	12/6/2024	(2,779)
Swedish Krona	5,610,000	United States Dollar	550,079	11/8/2024	(23,342)
Swiss Franc	338,000	United States Dollar	392,622	12/6/2024	354
United States Dollar	750,786	Swiss Franc	647,000	12/6/2024	(1,450)
United States Dollar	3,819	Canadian Dollar	5,321	11/4/2024	(3)
Thai Baht	25,054,000	United States Dollar	754,563	11/8/2024	(11,676)
United States Dollar	3,544,236	British Pound	2,731,000	11/8/2024	22,789
Australian Dollar	293,000	United States Dollar	194,318	12/6/2024	(1,424)
United States Dollar	265,637	Australian Dollar	397,000	12/6/2024	4,275
United States Dollar	4,510,750	South Korean Won	5,936,643,000	11/8/2024	207,574
Euro	139,000	United States Dollar	150,891	11/8/2024	364
Canadian Dollar	5,321	United States Dollar	3,823	12/6/2024	3
United States Dollar	228,216	Canadian Dollar	315,000	12/6/2024	1,712
Euro	14,783,000	United States Dollar	16,391,681	11/8/2024	(305,360)
Danish Krone	1,728,000	United States Dollar	257,095	11/8/2024	(4,997)
United States Dollar	285,498	South Korean Won	387,263,000	12/6/2024	4,436
United States Dollar	1,315,797	Brazilian Real	7,183,000	11/8/2024	74,952
Indonesian Rupiah	8,025,015,000	United States Dollar	527,399	11/8/2024	(16,208)
Swedish Krona	7,562,000	United States Dollar	719,743	12/6/2024	(8,668)
J.P. Morgan Securities LLC
Japanese Yen	29,927,000	United States Dollar	196,611	12/6/2024	1,292

Statement of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC (continued)
United States Dollar	2,114,703	Japanese Yen	321,282,000	12/6/2024	(9,886)
United States Dollar	38,171	British Pound	29,000	11/8/2024	777
Euro	318,000	United States Dollar	352,547	11/8/2024	(6,511)
Swedish Krona	1,048,000	United States Dollar	99,277	11/8/2024	(878)
United States Dollar	145,504	Swedish Krona	1,524,000	11/8/2024	2,412
United States Dollar	72,830	Euro	67,000	11/8/2024	(77)
United States Dollar	759,880	Canadian Dollar	1,054,000	12/6/2024	1,992
United States Dollar	281,600	Swiss Franc	243,000	12/6/2024	(924)
Morgan Stanley & Co. LLC
Japanese Yen	241,980,730	United States Dollar	1,632,598	12/6/2024	(32,416)
Hungarian Forint	64,310,000	United States Dollar	178,740	11/8/2024	(7,437)
Australian Dollar	223,756	United States Dollar	150,514	12/6/2024	(3,206)
United States Dollar	1,899,766	Swiss Franc	1,627,878	12/6/2024	7,111
Norwegian Krone	44,598,496	United States Dollar	4,123,649	12/6/2024	(68,512)
Thai Baht	4,610,264	United States Dollar	141,654	11/8/2024	(4,953)
United States Dollar	2,656,423	Canadian Dollar	3,661,000	12/6/2024	23,948
Canadian Dollar	6,434,000	United States Dollar	4,760,591	11/8/2024	(138,354)
Chinese Yuan Renminbi	1,124,000	United States Dollar	157,901	12/6/2024	311
United States Dollar	70,040	Singapore Dollar	90,000	11/8/2024	1,857
Euro	536,000	United States Dollar	587,640	11/8/2024	(4,384)
United States Dollar	109,738	Euro	100,000	11/8/2024	922
British Pound	235,000	United States Dollar	305,388	11/8/2024	(2,371)
United States Dollar	33,230	British Pound	25,000	11/8/2024	994
RBC Capital Markets LLC
United States Dollar	3,878,166	New Zealand Dollar	6,139,000	11/8/2024	208,684
United States Dollar	194,758	Swiss Franc	168,000	12/6/2024	(568)
United States Dollar	26,849	Mexican Peso	530,000	12/6/2024	527
Canadian Dollar	267,000	United States Dollar	193,835	11/8/2024	(2,020)
United States Dollar	134,214	Chinese Yuan Renminbi	945,000	11/8/2024	1,432
United States Dollar	1,129,062	Australian Dollar	1,718,000	12/6/2024	(1,971)
Japanese Yen	2,468,152,000	United States Dollar	17,229,382	11/8/2024	(968,352)
UBS Securities LLC
United States Dollar	32,919	British Pound	25,000	11/8/2024	683
United States Dollar	116,591	Swiss Franc	100,000	12/6/2024	326
Canadian Dollar	811,000	United States Dollar	588,702	12/6/2024	(5,545)
United States Dollar	393,071	British Pound	303,000	12/6/2024	2,392
Chilean Peso	361,242,000	United States Dollar	390,280	11/8/2024	(14,566)
Gross Unrealized Appreciation					979,889
Gross Unrealized Depreciation					(1,909,213)

See notes to financial statements.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	4/5/2034	9,129,306	52,820	-	52,820
SEK - 3 Month STIBOR at 3.26%	SEK 12 Month Fixed at 2.63%	6/19/2029	7,558,273	(170,788)	-	(170,788)
EUR 12 Month Fixed at 2.84%	EUR - 6 Month Euribor at 3.71%	6/19/2029	7,799,168	130,460	-	130,460
EUR 12 Month Fixed at 2.77%	EUR - 6 Month Euribor at 3.64%	7/17/2029	7,723,025	111,663	-	111,663
SEK - 3 Month STIBOR at 3.04%	SEK 12 Month Fixed at 2.44%	7/17/2029	7,602,386	(113,433)	-	(113,433)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	2,157,000	(27,451)	(30,718)	3,267
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	2,593,196	444,129	466,997	(22,868)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	1,277,000	(292)	(32,070)	31,778
GBP Maturity Fixed at 3.46%	GBP - UKRPI at Maturity	9/15/2034	5,157,800	(85,521)	(17,846)	(67,675)
Gross Unrealized Appreciation					329,988
Gross Unrealized Depreciation					(374,764)

EUR—Euro

GBP—British Pound

SEK—Swedish Krona

USD—United States Dollar

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA

CPURNSA—US CPI Urban Consumers NSA

UKRPI—UK RPI All Items NSA

See notes to financial statements.

Statement of Investments (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 3 Month Euribor at 4.86%	EUR - IBOXXMJA at Maturity	J.P. Morgan Securities LLC	3/20/25	331,788	(4,147)
EUR - 3 Month Euribor at 3.46%	EUR - IBOXXMJA at Maturity	Goldman Sachs & Co. LLC	3/20/25	1,543,624	(16,814)
USD - 3 Month SOFRRATE at 3.46%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	3/20/25	1,668,242	41,390
USD - 3 Month SOFRRATE at 4.86%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	3/20/25	6,582,637	255,890
EUR - QW5A at Maturity	EUR - 3 Month Euribor at 3.46%	Goldman Sachs & Co. LLC	3/20/25	380,224	(2,024)
USD - 3 Month SOFRRATE at 4.86%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	3/20/25	2,270,216	42,815
EUR - 3 Month Euribor at 3.46%	EUR - QW5A at Maturity	Goldman Sachs & Co. LLC	3/20/25	2,486,617	25,301
EUR - 3 Month Euribor at 3.46%	EUR - QW5A at Maturity	Goldman Sachs & Co. LLC	3/20/25	4,258,990	350
Gross Unrealized Appreciation					365,746
Gross Unrealized Depreciation					(22,985)

EUR—Euro

USD—United States Dollar

IBOXXMJA—Markit iBoxx € Liquid High Yield Index

IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond ETF

SOFRRATE—Secured Overnight Financing Rate

QW5A—Markit iBoxx € Corporates

See notes to financial statements.

OTC Credit Default Swaps
Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	6/20/2029	315,448	(4,499)	(8,884)	4,385
Virgin Media Finance PLC, 3.75%, 7/15/2030 Received 3 Month Fixed Rate of 5.00%	12/20/2029	304,570	13,723	11,834	1,889
Purchased Contracts:[3]
BNP Paribas Corp.
UniCredit S.p.A., 2.73%, 1/15/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	674,405	8,458	17,506	(9,048)
Intesa Sanpaolo SpA, 4.20%, 6/1/2032 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	696,160	9,343	16,151	(6,808)

OTC Credit Default Swaps (continued)
Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	348,080	4,966	7,663	(2,697)
Goldman Sachs & Co. LLC
Transdigm, 5.50%, 11/15/2027 Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(52,078)	(47,487)	(4,591)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(2,476)	(1,538)	(938)
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(1,651)	(1,270)	(381)
Gross Unrealized Appreciation				6,274
Gross Unrealized Depreciation				(24,463)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Statement of Investments (continued)

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Markit iTraxx Europe Subordinated Financial Index Series 42, Received 3 Month Fixed Rate of 1.00%	12/20/2029	1,794,788	(11,387)	(19,007)	7,620
Markit iTraxx Europe Index Series 42, Received 3 Month Fixed Rate of 1.00%	12/20/2029	7,124,763	149,773	143,748	6,025
Purchased Contracts:[3]
Markit iTraxx Europe Index Series 42, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	2,811,834	(59,109)	(56,064)	(3,045)
Markit iTraxx Europe Crossover Index Series 42, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	304,570	(26,199)	(24,905)	(1,294)
Markit CDX North America Investment Grade Index Series 43, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	20,420,000	(456,802)	(447,272)	(9,530)
Gross Unrealized Appreciation				13,645
Gross Unrealized Depreciation				(13,869)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,346,984)—Note 1(c):
Unaffiliated issuers	139,081,663	137,891,253
Affiliated issuers	1,855,309	1,855,309
Cash denominated in foreign currency	378,322	376,851
Cash collateral held by broker—Note 4		3,007,116
Interest and securities lending income receivable		1,442,330
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		979,889
Unrealized appreciation on over-the-counter swap agreements—Note 4		372,020
Receivable for swap variation margin—Note 4		75,590
Over-the-counter swap upfront payments—Note 4		53,154
Receivable for shares of Beneficial Interest subscribed		39,499
Receivable for investment securities sold		13,132
Tax reclaim receivable—Note 1(b)		11,767
Prepaid expenses		51,917
		146,169,827
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		86,459
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,909,213
Liability for securities on loan—Note 1(c)		1,319,861
Payable for investment securities purchased		178,473
Outstanding options written, at value (premiums received $95,632)—Note 4		83,311
Over-the-counter swap upfront receipts—Note 4		59,179
Unrealized depreciation on over-the-counter swap agreements—Note 4		47,448
Payable for shares of Beneficial Interest redeemed		38,048
Payable for futures variation margin—Note 4		14,540
Trustees’ fees and expenses payable		7,258
Other accrued expenses		109,162
		3,852,952
Net Assets ($)		142,316,875
Composition of Net Assets ($):
Paid-in capital		347,967,577
Total distributable earnings (loss)		(205,650,702)
Net Assets ($)		142,316,875

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	20,832,018	790,993	88,199,691	32,494,173
Shares Outstanding	1,653,914	66,801	6,840,198	2,507,491
Net Asset Value Per Share ($)	12.60	11.84	12.89	12.96

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income ($):
Income:
Interest (net of $51,742 foreign taxes withheld at source)	6,171,080
Dividends:
Unaffiliated issuers	113,069
Affiliated issuers	139,659
Income from securities lending—Note 1(c)	7,796
Total Income	6,431,604
Expenses:
Management fee—Note 3(a)	822,249
Shareholder servicing costs—Note 3(c)	207,311
Professional fees	128,025
Registration fees	65,373
Custodian fees—Note 3(c)	56,489
Prospectus and shareholders’ reports	25,917
Chief Compliance Officer fees—Note 3(c)	21,095
Interest expense—Note 2	18,715
Trustees’ fees and expenses—Note 3(d)	18,264
Distribution fees—Note 3(b)	8,439
Loan commitment fees—Note 2	4,954
Miscellaneous	53,178
Total Expenses	1,430,009
Less—reduction in expenses d due to undertaking—Note 3(a)	(36,736)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,032)
Net Expenses	1,391,241
Net Investment Income	5,040,363
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(7,182,292)
Net realized gain (loss) on futures	473,177
Net realized gain (loss) on options transactions	178,697
Net realized gain (loss) on forward foreign currency exchange contracts	(320,217)
Net realized gain (loss) on swap agreements	(677,209)
Net Realized Gain (Loss)	(7,527,844)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	23,332,020
Net change in unrealized appreciation (depreciation) on futures	(794,291)
Net change in unrealized appreciation (depreciation) on options transactions	33,189
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(449,718)
Net change in unrealized appreciation (depreciation) on swap agreements	(351,035)
Net Change in Unrealized Appreciation (Depreciation)	21,770,165
Net Realized and Unrealized Gain (Loss) on Investments	14,242,321
Net Increase in Net Assets Resulting from Operations	19,282,684

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	5,040,363	5,662,337
Net realized gain (loss) on investments	(7,527,844)	(8,265,586)
Net change in unrealized appreciation (depreciation) on investments	21,770,165	7,365,784
Net Increase (Decrease) in Net Assets Resulting from Operations	19,282,684	4,762,535
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,752,537	3,393,972
Class C	18,772	363,197
Class I	22,509,255	54,889,886
Class Y	13,328,701	42,063,921
Cost of shares redeemed:
Class A	(4,329,766)	(9,157,621)
Class C	(778,467)	(784,351)
Class I	(73,716,614)	(67,080,373)
Class Y	(29,912,382)	(25,910,579)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(70,127,964)	(2,221,948)
Total Increase (Decrease) in Net Assets	(50,845,280)	2,540,587
Net Assets ($):
Beginning of Period	193,162,155	190,621,568
End of Period	142,316,875	193,162,155
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	219,904	283,702
Shares redeemed	(349,612)	(766,307)
Net Increase (Decrease) in Shares Outstanding	(129,708)	(482,605)
Class Cb
Shares sold	1,603	32,085
Shares redeemed	(65,904)	(69,306)
Net Increase (Decrease) in Shares Outstanding	(64,301)	(37,221)
Class Ia
Shares sold	1,774,268	4,483,573
Shares redeemed	(5,775,471)	(5,499,389)
Net Increase (Decrease) in Shares Outstanding	(4,001,203)	(1,015,816)
Class Ya
Shares sold	1,042,447	3,392,439
Shares redeemed	(2,367,104)	(2,113,332)
Net Increase (Decrease) in Shares Outstanding	(1,324,657)	1,279,107

[a]

During the period ended October 31, 2024, 219 Class A shares representing $2,697 were exchanged for 215 Class I shares and during the period ended October 31, 2023, 972,906 Class I shares representing $12,037,438 were exchanged for 970,540 Class Y shares.

[b]

During the period ended October 31, 2024, 165 Class C shares representing $1,937 were automatically converted to 156 Class A shares and during the period ended October 31, 2023, 174 Class C shares representing $1,989 were automatically converted to166 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.42	11.13	14.81	15.33	15.04
Investment Operations:
Net investment income[a]	.36	.28	.10	.12	.12
Net realized and unrealized gain (loss) on investments	.82	.01	(3.52)	(.25)	.17[b]
Total from Investment Operations	1.18	.29	(3.42)	(.13)	.29
Distributions:
Dividends from net investment income	-	-	(.26)	(.39)	-
Net asset value, end of period	12.60	11.42	11.13	14.81	15.33
Total Return (%)[c]	10.24	2.61	(23.48)	(1.03)	1.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21	1.10	1.57	1.80	1.66
Ratio of net expenses to average net assets	1.03	1.02	1.02	1.02	1.02
Ratio of net investment income to average net assets	2.90	2.37	.78	.77	.83
Portfolio Turnover Rate	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	20,832	20,362	25,223	41,115	43,274

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

See notes to financial statements.

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.83	10.65	14.20	14.76	14.58
Investment Operations:
Net investment income[a]	.23	.18	.00[b]	.01	.03
Net realized and unrealized gain (loss) on investments	.78	.00[b]	(3.37)	(.26)	.15[c]
Total from Investment Operations	1.01	.18	(3.37)	(.25)	.18
Distributions:
Dividends from net investment income	-	-	(.18)	(.31)	-
Net asset value, end of period	11.84	10.83	10.65	14.20	14.76
Total Return (%)[d]	9.23	1.69	(24.08)	(1.78)	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94	1.84	1.79	1.73	1.71
Ratio of net expenses to average net assets	1.94	1.83	1.79	1.73	1.71
Ratio of net investment income to average net assets	1.96	1.55	.01	.07	.21
Portfolio Turnover Rate	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	791	1,420	1,793	2,823	8,368

a Based on average shares outstanding.

b Amount represents less than .01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.67	11.35	15.09	15.59	15.24
Investment Operations:
Net investment income[a]	.39	.32	.14	.17	.18
Net realized and unrealized gain (loss) on investments	.83	.00[b]	(3.59)	(.26)	.17[c]
Total from Investment Operations	1.22	.32	(3.45)	(.09)	.35
Distributions:
Dividends from net investment income	-	-	(.29)	(.41)	-
Net asset value, end of period	12.89	11.67	11.35	15.09	15.59
Total Return (%)	10.45	2.82	(23.26)	(.71)	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.77	.73	.70	.69
Ratio of net expenses to average net assets	.84	.76	.73	.70	.69
Ratio of net investment income to average net assets	3.07	2.62	1.07	1.10	1.21
Portfolio Turnover Rate	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	88,200	126,501	134,568	228,633	274,030

a Based on average shares outstanding.

b Amount represents less than .01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.71	11.37	15.11	15.62	15.25
Investment Operations:
Net investment income[a]	.40	.34	.16	.19	.19
Net realized and unrealized gain (loss) on investments	.85	.00[b]	(3.60)	(.28)	.18[c]
Total from Investment Operations	1.25	.34	(3.44)	(.09)	.37
Distributions:
Dividends from net investment income	-	-	(.30)	(.42)	-
Net asset value, end of period	12.96	11.71	11.37	15.11	15.62
Total Return (%)	10.58	2.99	(23.19)	(.65)	2.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	.66	.64	.61	.59
Ratio of net expenses to average net assets	.74	.66	.64	.61	.59
Ratio of net investment income to average net assets	3.16	2.73	1.16	1.18	1.25
Portfolio Turnover Rate	127.52	119.74	172.43	141.06	103.49
Net Assets, end of period ($ x 1,000)	32,494	44,878	29,038	46,419	72,241

a Based on average shares outstanding.

b Amount represents less than .01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon International Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	6,182,247	-	6,182,247
Collateralized Loan Obligations	-	2,268,990	-	2,268,990
Commercial Mortgage-Backed	-	2,207,468	-	2,207,468
Corporate Bonds and Notes	-	28,111,834	-	28,111,834
Foreign Governmental	-	83,195,155	-	83,195,155
Investment Companies	1,855,309	-	-	1,855,309

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
U.S. Government Agencies Mortgage-Backed	-	4,946,880	-	4,946,880
U.S. Treasury Securities	-	10,895,759	-	10,895,759
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	979,889	-	979,889
Futures††	894,478	-	-	894,478
Options Purchased	-	82,920	-	82,920
Swap Agreements††	-	715,653	-	715,653
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,909,213)	-	(1,909,213)
Futures††	(323,326)	-	-	(323,326)
Options Written	-	(83,311)	-	(83,311)
Swap Agreements††	-	(436,081)	-	(436,081)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $488 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	7,346,984		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	7,346,984		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,346,984)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,051,235, accumulated capital and other losses $207,821,549 and unrealized depreciation $880,388.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $123,271,818 of short-term capital losses and $83,345,538 of long-term capital losses which can be carried forward for an unlimited period.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended October 31, 2024, the fund was charged $18,715 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $292,077 with a related weighted average annualized rate of 6.41%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust has agreed to pay the Adviser a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Class A shares of the fund so that the direct expenses of Class A shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .77% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $36,736 during the period ended October 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.

During the period ended October 31, 2024, the Distributor retained $91 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $8,439 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $51,307 and $2,813, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $13,090 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,032.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $56,489 pursuant to the custody agreement.

During the period ended October 31, 2024, the fund was charged $21,095 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $60,765, Distribution Plan fees of $514, Shareholder Services Plan fees of $4,523, Custodian fees of $18,593, Chief Compliance Officer fees of $1,352 and Transfer Agent fees of $2,933, which are offset against an expense reimbursement currently in effect in the amount of $2,221.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended October 31, 2024, amounted to $202,389,834 and $266,940,695, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or

NOTES TO FINANCIAL STATEMENTS (continued)

termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund's derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rate, credit, currency or as a substitute for an investment. The fund is subject to market risk, credit risk, currency risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Swaptions purchase and write options on swaps (“swaptions”) primarily preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at October 31, 2024 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swap open at October 31, 2024, which are set forth in the Statement of Investments.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at October 31, 2024 are set forth in the Statement of Investments.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at October 31, 2024 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2024 are set forth in the Statement of Investments.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	1,224,466	[1,2]	Interest rate risk	(698,090)	[1,2]
Equity risk	365,746	[2]	Equity risk	(22,985)	[2]
Foreign exchange risk	1,042,606	[3,4]	Foreign exchange risk	(1,968,030)	[4,5]
Credit risk	40,122	[2,3]	Credit risk	(62,826)	[2,5]
Gross fair value of derivative contracts	2,672,940			(2,751,931)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]			Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	473,177		99,980		-		1,824,963		2,398,120
Equity	-		-		-		(1,501,168)		(1,501,168)
Foreign exchange	-		(18,869)		(320,217)		-		(339,086)
Credit	-		97,586		-		(1,001,004)		(903,418)
Total	473,177		178,697		(320,217)		(677,209)		(345,552)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(794,291)		-		-		(559,204)		(1,353,495)
Equity	-		-		-		198,224		198,224
Foreign exchange	-		3,039		(449,718)		-		(446,679)
Credit	-		30,150		-		9,945		40,095
Total	(794,291)		33,189		(449,718)		(351,035)		(1,561,855)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	894,478	(323,326)
Options	82,920	(83,311)
Forward contracts	979,889	(1,909,213)
Swaps	715,653	(436,081)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,672,940	(2,751,931)
Derivatives not subject to
Master Agreements	(1,238,111)	711,959
Total gross amount of assets
and liabilities subject to
Master Agreements	1,434,829	(2,039,972)

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Barclays Capital, Inc.	19,798		(19,798)	-		-
BNP Paribas Corp	195,525		(136,941)	-		58,584
Citigroup Global Markets, Inc.	37,674		(4,158)	-		33,516
Goldman Sachs & Co. LLC	171,349		(62,105)	-		109,244
HSBC Securities (USA), Inc.	401,858		(401,858)	-		-
J.P. Morgan Securities LLC	49,288		(22,423)	-		26,865
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,379		(9,952)	-		1,427
Morgan Stanley & Co. LLC	333,914		(266,823)	(10,000)		57,091
RBC Capital Markets, LLC	210,643		(210,643)	-		-
UBS Securities LLC	3,401		(3,401)	-		-
Total	1,434,829		(1,138,102)	(10,000)		286,727

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(112,063)		19,798	-		(92,265)
BNP Paribas Corp.	(136,941)		136,941	-		-
Citigroup Global Markets, Inc.	(4,158)		4,158	-		-
Goldman Sachs & Co. LLC	(62,105)		62,105	-		-
HSBC Securities (USA), Inc.	(432,485)		401,858	30,627		-
J.P. Morgan Securities LLC	(22,423)		22,423	-		-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(9,952)		9,952	-		-
Morgan Stanley & Co. LLC	(266,823)		266,823	-		-
RBC Capital Markets, LLC	(972,911)		210,643	762,268		-
UBS Securities LLC	(20,111)		3,401	-		(16,710)
Total	(2,039,972)		1,138,102	792,895		(108,975)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:

Average Market Value ($)
Futures:
Interest Rate Futures Long	45,956,977
Interest Rate Futures Short	52,498,221

Average Market Value ($)
Options Contracts:
Interest Rate Purchased Options	5,351
Interest Rate Written Options	303
Foreign Currency Purchased Options	12,593
Foreign Currency Written Options	9,803
Credit Purchased Options	30,601
Credit Written Options	60,371
Forward Contracts:
Forward Contracts Purchased in USD	88,158,896
Forward Contracts Sold in USD	47,919,276

The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2024:

Average Notional Value ($)
Swap Agreements:
Equity Total Return Swap Pays Fixed Rate	9,942,963
Equity Total Return Swap Receives Fixed Rate	12,916,310
Interest Rate Swap Pays Fixed Rate	20,224,319
Interest Rate Swap Receives Fixed Rate	17,250,822
Credit Default Swap Buy Protection	11,722,509
Credit Default Swap Sell Protection	56,888,946

At October 31, 2024, the cost of investments for federal income tax purposes was $141,010,987; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $863,519, consisting of $4,049,029 gross unrealized appreciation and $4,912,548 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of BNY Mellon International Bond Fund and Board of Trustees of BNY Mellon Investment Funds III:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon International Bond Fund (the Fund), a series of BNY Mellon Investment Funds III, including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
December 20, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

© 2024 BNY Mellon Securities Corporation Code-6091NCSRAR1024

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)